CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total shareholders' equity attributable to shareholders of the Company CNY (¥)	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning at Dec. 31, 2021	¥ 2,446,189	¥ 230	¥ 37	¥ (217,712)	¥ 2,999,562	¥ (272,368)	¥ 20,331	¥ (83,891)	¥ 70,845	¥ 2,517,034
Balance at beginning (in shares) at Dec. 31, 2021 | shares		71,486,059	12,000,000
Treasury stock, beginning balance (in shares) at Dec. 31, 2021 | shares				(2,643,692)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(65,554)					(65,554)			(553)	(66,107)
Statutory reserves						(8,696)	8,696
Repurchase of Class A ordinary shares	(15,123)			¥ (15,123)						(15,123)
Repurchase of Class A ordinary shares (in shares) | shares				(1,578,975)
Share-based compensation expenses	43,336				43,336					43,336
Issuance of Class A ordinary shares from exercise of share options (see Note 19)	1,079	¥ 6			1,073					¥ 1,079
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares		1,579,928								1,580,000	1,580,000
Capital contribution from non-controlling interests									661	¥ 661
Change of the capital from non-controlling interest shareholder									38,990	38,990
Foreign currency translation adjustment	87,998							87,998		87,998
Balance at ending at Dec. 31, 2022	2,497,925	¥ 236	¥ 37	¥ (232,835)	3,043,971	(346,618)	29,027	4,107	109,943	2,607,868
Balance at ending (in shares) at Dec. 31, 2022 | shares		73,065,987	12,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2022 | shares				(4,222,667)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	21,280					21,280			4,664	25,944
Statutory reserves						(4,828)	4,828
Repurchase of Class A ordinary shares	(125,618)			¥ (125,618)						(125,618)
Repurchase of Class A ordinary shares (in shares) | shares				(6,042,941)
Dividend to non-controlling interests shareholders									(4,464)	(4,464)
Share-based compensation expenses	36,321				36,321					36,321
Issuance of Class A ordinary shares from exercise of share options (see Note 19)	143	¥ 2			141					¥ 143
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares		622,057								622,000	622,000
Disposal of subsidiaries									6,992	¥ 6,992
Capital contribution from non-controlling interests									50	50
Foreign currency translation adjustment	14,078							14,078		14,078
Balance at ending at Dec. 31, 2023	2,444,129	¥ 238	¥ 37	¥ (358,453)	3,080,433	(330,166)	33,855	18,185	117,185	2,561,314
Balance at ending (in shares) at Dec. 31, 2023 | shares		73,688,044	12,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2023 | shares				(10,265,608)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(589,527)					(589,527)			2,345	(587,182)	$ (80,443)
Statutory reserves						(6,697)	6,697
Repurchase of Class A ordinary shares	(18,237)			¥ (18,237)						(18,237)
Repurchase of Class A ordinary shares (in shares) | shares				(1,972,851)
Dividend distribution	(43,573)				(43,573)					(43,573)
Share-based compensation expenses	32,655				32,655					¥ 32,655
Issuance of Class A ordinary shares from exercise of share options (see Note 19) (in shares) | shares										1,287,000	1,287,000
Issuance of Class A ordinary shares from exercise of share options and vesting of RSUs (see Note 19)	299	¥ 15			284					¥ 299
Issuance of Class A ordinary shares from exercise of share options and vesting of RSUs (see Note 19) (in shares) | shares		4,209,925
Disposal of subsidiaries									79	79
Foreign currency translation adjustment	13,375							13,375		13,375
Balance at ending at Dec. 31, 2024	¥ 1,839,121	¥ 253	¥ 37	¥ (376,690)	¥ 3,069,799	¥ (926,390)	¥ 40,552	¥ 31,560	¥ 119,609	¥ 1,958,730	$ 268,346
Balance at ending (in shares) at Dec. 31, 2024 | shares		77,897,969	12,000,000
Treasury stock, ending balance (in shares) at Dec. 31, 2024 | shares				(12,238,459)